Basic and Diluted Net (Loss) Income Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Basic and Diluted Net (Loss) Income Per Share
Net income	$ (7,663)	$ 15,209	$ 13,019	$ (1,913)	$ 28,842	$ 41,185
Weighted-average common shares outstanding - common stock:
Basic (in shares)	157,282,885	130,230,634	129,469,067	139,969,940	130,219,651	130,228,970
Dilutive impact of stock awards outstanding (in shares)		3,233,248			2,260,170
Diluted (in shares)	157,282,885	133,463,882	130,833,200	139,969,940	132,479,821	132,945,862
Earnings per share - common stock:
Basic net (loss) income per common share (in dollars per share)	$ (0.05)	$ 0.12	$ 0.10	$ (0.01)	$ 0.22	$ 0.32
Diluted net (loss) income per common share (in dollars per share)	$ (0.05)	$ 0.11	$ 0.10	$ (0.01)	$ 0.22	$ 0.31
Stock awards of common stock outstanding excluded from the computations of diluted loss per share and weighted-average common shares outstanding	6,088,252			8,663,107	0